Derivative liabilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Derivative Financial Instruments [Abstract]
Derivative liabilities

9. Derivative liabilities

The Company acquired put and call options on certain short-term investments as part of the acquisition of Abitibi (the "Abitibi Options") and classified them as derivative liabilities in accordance with IAS 32 Financial Instruments: Presentation. At each reporting date, the change in fair value is recognized in the consolidated statements of comprehensive loss. On the closing of the business combination, the fair value of these put and call options was $691. All of the Abitibi Options are expired, exercised or repurchased as at December 31, 2023.

As at December 31, 2022, September 30, 2022 and September 30, 2021, each of the 8,849,251 warrants to purchase common shares of Ely (an “Ely Warrant”) that were outstanding represent the right to acquire, on valid exercise thereof (include payment of the applicable exercise price), 0.2450 of a GRC Share plus C$0.0001, and were classified as derivative liabilities in accordance with IAS 32 Financial Instruments: Presentation as they are denominated in Canadian dollars, which differs from the Company's functional currency. The fair value of such Ely Warrants is remeasured on the reporting date and the change in fair value is recognized in the consolidated statements of comprehensive loss. The Ely Warrants expired on May 21, 2023.

The fair value of the Ely Warrants were determined using the Black-Scholes option pricing model, with the following assumptions:

	For the three months ended	For the year ended	For the year ended
	December 31, 2022 (transition period)	September 30, 2022	September 30, 2021
	($)	($)	($)
Risk-free interest rate	4.02%	3.75%	0.23%
Expected life (years)	0.39	0.64	1.64
Expected volatility	41.00%	40.00%	43.00%
Expected dividend yield	0.00%	0.00%	0.00%
Estimated forfeiture rate	0.00%	0.00%	0.00%

The Company recorded a fair value gain of $132, $294, $3,999 and fair value loss of $1,511 in the changes in fair value of derivative liabilities in the consolidated statements of comprehensive loss for the years ended December 31, 2023, the three months ended December 31, 2022, and years ended September 30, 2022 and 2021, respectively. The movement in derivative liabilities is as follows:

($)
Balance at September 30, 2020	—
Acquisition of Ely (Note 3)	3,038
Change in fair value during the year	1,511
Balance at September 30, 2021	4,549
Acquisition of Abitibi (Note 3)	691
Exercise of Ely warrants	(124)
Change in fair value during the year	(4,588)
Balance at September 30, 2022	528
Repurchase of Abitibi call options	(8)
Change in fair value during the period	(278)
Balance at December 31, 2022	242
Change in fair value during the year	(242)
Balance at December 31, 2023	—